Fair value measurements (Tables)	9 Months Ended
Sep. 30, 2011
Fair value measurements [Abstract]
Gain (loss) from derivative instruments
The fair value of interest rate swaps (see Note 7) is determined at each reporting date by means of a pricing model utilizing readily observable market interest rates. The change in fair value is determined as the change in the present value of estimated future cash flows discounted using the LIBOR rate. Changes in the fair value of the interest rate swaps, as well as changes in the fair value of the hedged debt, are included in interest expense in the consolidated statements of income and were as follows:
	Quarter Ended September 30,		Nine Months Ended September 30,
	2011	2010	2011	2010
Gain from derivatives	$2,866	$1,831	$2,592	$6,800
Loss from change in fair value of hedged debt	(2,792)	(1,706)	(3,115)	(6,349)
Net decrease (increase) in interest expense	$74	$125	$(523)	$451

Recurring fair value measurements
Information regarding recurring fair value measurements completed during each period was as follows:

		Fair value measurements using
	Fair value as of September 30, 2011	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Marketable securities – funds held for customers	$10,032	$-	$10,032	$-
Marketable securities – corporate investments	1,941	-	1,941	-
Long-term investment in mutual funds	2,157	2,157	-	-
Derivative assets	5,500	-	5,500	-

		Fair value measurements using
	Fair value as of December 31, 2010	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Marketable securities – funds held for customers	$10,249	$-	$10,249	$-
Marketable securities – corporate investments	2,029	-	2,029	-
Long-term investment in mutual funds	2,283	2,283	-	-
Derivative assets	5,456	-	5,456	-

Estimated fair value of other financial instruments
The estimated fair values of these financial instruments were as follows:

	September 30, 2011		December 31, 2010
	Carrying amount	Fair value	Carrying amount	Fair value
Cash and cash equivalents	$23,021	$23,021	$17,383	$17,383
Cash and cash equivalents – funds held for customers	24,579	24,579	25,471	25,471
Short-term debt	33,000	33,000	7,000	7,000
Long-term debt	742,592	736,843	748,122	751,978